Other Current Assets	12 Months Ended
Dec. 31, 2014
Other Current Assets [Abstract]
Other Current Assets
9.	Other Current Assets

Other current assets consisted of the following:

	December 31, 2014	December 31, 2013
Advances to staff	$118,253	$1,100,551
Loan to third-party companies	2,783,305	163,607
Amount due from related parties	56,177	138,786
Rental Deposit	53,166	110,925
Prepaid expenses	49,614	175,448
Amount due from BSST shareholders	4,498,223	4,908,216
Others	362,789	671,355
Total	$7,921,527	$7,268,888

Advances to staff were mainly for staff with long term assignment overseas for sales and project related work.

A balance of $1,968,760 out of the $2,783,305 as of December 31, 2014 was due from Yanyu, which was borrowed in the end of December 2014 and paid back in the beginning of 2015. Since the deconsolidation of Yanyu, it was classified as loan to third-party companies.

A balance of $4,498,223 as of December 31, 2014 was due from BSST to Tranhold as the previous inter-company investment and was eliminated in the consolidation before the Company lost control of BSST in 2013. Currently the Company is having law suit against Guang  (Gavin) Cheng to enforce the payment. But the Company believes the amount is recoverable and be settled by the end of 2015.  The Company is optimistic to the collectability of the unbilled revenue balances as of December 31, 2014.